Vessels, Net, Net Book Value (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Accumulated Depreciation [Abstract]
Additions	$ (7,735)	$ (6,317)
Net book value	257,268		$ 232,128
Vessels [Member]
Cost [Abstract]
Beginning balance	242,462	201,684	201,684
Additions	32,876		40,778
Ending balance	275,338		242,462
Accumulated Depreciation [Abstract]
Beginning balance	(10,353)	$ (1,844)	(1,844)
Additions	(7,719)		(8,509)
Ending balance	(18,072)		(10,353)
Net book value	$ 257,266		$ 232,109